Segment information	12 Months Ended
Mar. 31, 2015
Segment information
Segment information

23. Segment information:

(1) Enterprise-wide information:

Product information –

The following table provides product information for the years ended March 31, 2013, 2014 and 2015:

	Yen in millions
	For the year ended March 31
	2013	2014	2015
Net sales:
Small precision motors:
Hard disk drives spindle motors	¥165,427	¥185,506	¥204,141
Other small precision motors	154,297	177,007	193,858

Sub-total	319,724	362,513	397,999
Automotive, appliance, commercial and industrial products	248,464	345,236	460,007
Machinery	63,526	86,955	98,800
Electronic and optical components	69,188	72,845	65,050
Others	8,368	7,560	6,529

Consolidated total	¥709,270	¥875,109	¥1,028,385

The “Hard disk drives spindle motors” group of products consists of hard disk drives spindle motors for 3.5-inch and 2.5-inch hard disk drives.

The “Other small precision motors” group of products consists of brushless motors for many types of products, including optical disk drive motors, OA equipment motors, brushless fans, which are used in many types of products, including computers and game machines for the purpose of lowering the temperature of central processing units in these products, automotive fans, vibration motors for mobile phones, brush DC motors for many types of products, stepping motors, and motor application products.

The “Automotive, appliance, commercial and industrial products” group of products consists of home appliances, commercial and industrial motors and related products, automotive motors, and automotive components.

The “Machinery” group of products consists of test systems, measuring equipment, power transmission equipment, factory automation systems, card readers, industrial robots and press machines.

The “Electronic and optical components” group of products consists of camera shutters, camera lens units, switches, trimmer potentiometers, processing and precision plastic mold products.

“Others” consists of other services and other components.

Geographic information –

Revenues from external customers, which are attributed to countries based on the location of the Company or the subsidiaries that transacted with the external customer for the years ended March 31, 2013, 2014 and 2015, and long-lived assets as of March 31, 2014 and 2015 are as follows:

	Yen in millions
	For the year ended March 31
	2013	2014	2015
Net sales:
Japan	¥213,169	¥238,278	¥268,416
U.S.A.	99,260	132,117	174,521
Singapore	55,712	63,950	70,956
Thailand	81,678	85,435	90,813
The Philippines	18,543	24,506	28,699
China	150,631	197,134	235,409
Other	90,277	133,689	159,571

Consolidated total	¥709,270	¥875,109	¥1,028,385

	Yen in millions
	March 31
	2014	2015
Long-lived assets:
Japan	¥95,652	¥94,850
U.S.A.	23,519	28,049
Singapore	1,337	479
Thailand	37,925	40,598
The Philippines	12,904	16,366
China	64,913	80,957
Other	62,423	77,679

Consolidated total	¥298,673	¥338,978

(2) Operating segment information:

The operating segments reported below are defined as components of an enterprise for which separate financial information is available and regularly reviewed by NIDEC’s chief operating decision maker. NIDEC’s chief operating decision maker utilizes various measurements to assess segment performance and allocate resources to segments.

NIDEC has changed NIDEC’s segment reporting so that it is in line with the changes NIDEC recently made in NIDEC’s management decision-making process. Since October 2014, the Nidec Tosok group has been included in the Nidec Motors & Actuators segment. In addition, the Nidec Elesys group which was previously included in the All Others segment has been included in the Nidec Motors & Actuators segment. The Nidec Dalian segment is no longer identified as a reportable segment and included in All Others segment due to its immateriality. Furthermore, Corporate, which is composed of basic research expenses and head office expenses, has been regarded as a component of Adjustments. The Nidec GPM group which was newly consolidated since February 2015 has been included in the Nidec Motors & Actuators segment. All prior period segment information has been reclassified in accordance with the current period presentation to enable comparisons between the relevant amounts for the years ended March 31, 2013, 2014 and 2015.

The Nidec Corporation segment comprises Nidec Corporation in Japan, which primarily develops and sells hard disk drives spindle motors, DC motors, fans and automotive products.

The Nidec Electronics (Thailand) segment comprises Nidec Electronics (Thailand) Co., Ltd., a subsidiary in Thailand, and its consolidated subsidiaries, which primarily produce and sell hard disk drives spindle motors. This segment also includes other subsidiaries in Asia which produce components for hard disk drives.

The Nidec (Zhejiang) segment comprises Nidec (Zhejiang) Corporation, a subsidiary in China, which primarily produces and sells hard disk drives spindle motors.

The Nidec Singapore segment comprises Nidec Singapore Pte. Ltd., a subsidiary in Singapore, and its consolidated subsidiary, which primarily sell hard disk drives spindle motors, DC motors and fans.

The Nidec (H.K.) segment comprises Nidec (H.K.) Co., Ltd., a subsidiary in Hong Kong, and its consolidated subsidiaries, which primarily sell hard disk drives spindle motors, DC motors and fans.

The Nidec Philippines segment comprises Nidec Philippines Corporation, a subsidiary in the Philippines, and its consolidated subsidiary, which primarily produce and sell hard disk drives spindle motors.

The Nidec Sankyo segment comprises Nidec Sankyo Corporation, a subsidiary in Japan, and its consolidated subsidiaries, which primarily produce and sell DC motors, machinery, automotive products and electronic parts. This segment also includes Nidec Sankyo CMI, which was newly consolidated for the three months ended March 31, 2014.

The Nidec Copal segment comprises Nidec Copal Corporation, a subsidiary in Japan, and its consolidated subsidiaries, which primarily produce and sell optical and electronic parts and machinery.

The Nidec Copal Electronics segment comprises Nidec Copal Electronics Corporation, a subsidiary in Japan, and its consolidated subsidiaries, which primarily produce and sell electronic parts.

The Nidec Techno Motor segment comprises Nidec Techno Motor Corporation, a subsidiary in Japan, and its consolidated subsidiaries, which primarily produce and sell commercial and industrial products.

The Nidec Motor segment comprises Nidec Motor Corporation and other subsidiaries in North America, which are subsidiaries of Nidec Americas Holdings Corporation, an intermediate holding company in the United States, as well as other subsidiaries in Latin America, Asia and Europe, which primarily produce and sell home appliance, commercial and industrial products. One of the subsidiaries previously reported as part of this segment has been transferred to the Nidec Motors & Actuators segment for the year ended March 31, 2015. All prior period segment information has been reclassified in accordance with the current period presentation to enable comparisons between the relevant amounts.

The Nidec Motors & Actuators segment comprises Nidec Motors & Actuators (Germany) GmbH in Germany, other subsidiaries in Europe and North America, and other manufacturing subsidiaries in Japan and Asia, which primarily produce and sell automotive products. One of the subsidiaries previously reported as part of the Nidec Motor segment has been transferred into this segment for the year ended March 31, 2015. In addition, the Nidec Tosok group and the Nidec Elesys group are included in this segment since October 2014. This segment also includes the Nidec GPM group which was newly consolidated since February 2015. All prior period segment information has been reclassified in accordance with the current period presentation to enable comparisons between the relevant amounts.

The All Others segment comprises subsidiaries that are operating segments but not designated as reportable segments due to their immateriality.

NIDEC evaluates performance based on segmental operating income or loss, which consists of sales and operating revenues less operating expenses. All segmental operating income or loss is accounted for under Japanese GAAP, except for Nidec Electronics (Thailand), Nidec (Zhejiang), Nidec Singapore, Nidec (H.K), Nidec Philippines, Nidec Motor and Nidec Motors & Actuators. Therefore, NIDEC’s segmental data has not been prepared under U.S. GAAP on a basis that is consistent with NIDEC’s consolidated financial statements or on any other single basis that is consistent between segments. There are several differences between U.S. GAAP and the underlying accounting bases used by management. The principal differences that affect segmental operating income or loss include accounting for pension and severance costs, and leases. NIDEC’s segmental operating income or loss is presented in accordance with financial reporting principles and practices generally accepted in Japan. Management believes that monthly segmental information is available on a timely basis and that it is sufficiently accurate at the segment income or loss level for management’s purposes.

The following tables show net sales to external customers and other financial information by operating segment for the years ended March 31, 2013, 2014 and 2015:

	Yen in millions
	For the year ended March 31
	2013	2014	2015
Net sales to external customers:
Nidec Corporation	¥23,748	¥27,599	¥28,954
Nidec Electronics (Thailand)	63,349	67,623	74,653
Nidec (Zhejiang)	21,109	18,017	13,972
Nidec Singapore	50,039	57,893	66,556
Nidec (H.K.)	52,028	69,890	81,460
Nidec Philippines	14,707	19,573	21,178
Nidec Sankyo	73,201	98,564	122,711
Nidec Copal	49,627	47,023	38,670
Nidec Copal Electronics	26,845	31,295	32,943
Nidec Techno Motor	39,940	50,691	58,746
Nidec Motor	117,236	171,879	200,040
Nidec Motors & Actuators	77,654	105,249	172,699
All Others	99,884	108,936	115,986

Total	709,367	874,232	1,028,568
Adjustments *1	(97)	877	(183)

Consolidated total	¥709,270	¥875,109	¥1,028,385

*1Adjustments primarily relate to the difference between recognition of revenue at the time of shipment and at the time of customer receipt.

NIDEC had sales to one customer of ¥74,897 million for the year ended March 31, 2013 within the Nidec Corporation, Nidec Electronics (Thailand), Nidec (Zhejiang), Nidec Singapore, Nidec (H.K.) and “All Others” segments, that exceeded 10% of NIDEC’s net sales. There was no certain customer group which exceeded 10% of the consolidated net sales for the years ended March 31, 2014 and 2015.

	Yen in millions
	For the year ended March 31
	2013	2014	2015
Net sales to other operating segments:
Nidec Corporation	¥108,282	¥138,354	¥152,371
Nidec Electronics (Thailand)	35,492	43,982	49,812
Nidec (Zhejiang)	2,977	5,011	7,620
Nidec Singapore	709	749	869
Nidec (H.K.)	1,734	1,339	1,300
Nidec Philippines	25,682	29,266	32,823
Nidec Sankyo	300	312	331
Nidec Copal	2,093	2,318	2,411
Nidec Copal Electronics	20	11	12
Nidec Techno Motor	3,143	4,041	4,474
Nidec Motor	154	80	383
Nidec Motors & Actuators	15,360	20,384	21,507
All Others	66,951	83,588	97,388

Total	262,897	329,435	371,301
Intersegment elimination	(262,897)	(329,435)	(371,301)

Consolidated total	—	—	—

	Yen in millions
	For the year ended March 31
	2013	2014	2015
Operating income (loss):
Nidec Corporation	¥2,733	¥13,184	¥14,083
Nidec Electronics (Thailand)	10,525	12,781	14,996
Nidec (Zhejiang)	(2,689)	(243)	488
Nidec Singapore	1,115	709	1,052
Nidec (H.K.)	146	483	613
Nidec Philippines	4,883	6,037	4,605
Nidec Sankyo	4,181	10,392	12,686
Nidec Copal	(3,192)	(1,323)	517
Nidec Copal Electronics	3,277	5,288	5,876
Nidec Techno Motor	4,168	6,671	7,291
Nidec Motor	728	8,880	11,690
Nidec Motors & Actuators	5,157	8,954	18,614
All Others	10,140	19,397	23,159

Total	41,172	91,210	115,670

Reclassification *1	(17,606)	2,055	5,026
U.S. GAAP adjustments and Others *2	(537)	(1,337)	(1,845)
Consolidation adjustments mainly related to elimination of intersegment income or loss	2,165	1,266	2,808
Corporate*3	(7,596)	(8,330)	(10,441)

	¥17,598	¥84,864	¥111,218

*1Some items are reclassified from other expenses (income) and included in operating expenses (income). Main reclassification is income or loss from sales or disposals of fixed assets for the years ended March 31, 2013, 2014 and 2015.

*2Others is mainly from the amortization of identifiable intangible assets related to business combinations for the years ended March 31, 2013, 2014 and 2015.

*3Corporate includes basic research expenses and head office expenses.

	Yen in millions
	For the year ended March 31
	2013	2014	2015
Depreciation:
Nidec Corporation	¥291	¥456	¥339
Nidec Electronics (Thailand)	5,572	5,502	6,043
Nidec (Zhejiang)	1,196	618	657
Nidec Singapore	133	197	161
Nidec (H.K.)	7	6	11
Nidec Philippines	2,750	2,732	3,529
Nidec Sankyo	3,773	4,131	4,717
Nidec Copal	3,806	4,444	3,922
Nidec Copal Electronics	1,318	1,283	1,115
Nidec Techno Motor	1,890	2,573	2,805
Nidec Motor	6,327	8,616	8,221
Nidec Motors & Actuators	4,554	6,516	9,480
All Others	6,179	6,895	7,034

Total	37,796	43,969	48,034
U.S. GAAP adjustments*1, Corporate, and Others*2	(2,861)	(4,472)	(2,932)

Consolidated total	¥34,935	¥39,497	¥45,102

*1Some leased assets are not capitalized in the operating segments but are capitalized under U.S. GAAP.

*2The amount of each segment includes amortization of intangible assets. Others mainly represent adjustments to exclude the amortization of intangible assets in order to reconcile amounts to consolidated total of depreciation in consolidated statements of cash flows.

	Yen in millions
	March 31
	2014	2015
Segment assets:
Nidec Corporation	¥74,986	¥95,092
Nidec Electronics (Thailand)	116,476	148,931
Nidec (Zhejiang)	12,112	14,227
Nidec Singapore	27,689	31,977
Nidec (H.K.)	22,458	27,012
Nidec Philippines	49,569	64,712
Nidec Sankyo	125,929	145,869
Nidec Copal	55,166	60,429
Nidec Copal Electronics	42,115	46,071
Nidec Techno Motor	49,703	61,677
Nidec Motor	205,957	220,367
Nidec Motors & Actuators	134,248	199,286
All Others	191,109	251,447

Total	1,107,517	1,367,097
Elimination of intersegment assets and corporate, net of taxes*1	(50,995)	(189,665)
Identifiable intangible assets and other fair value adjustments	15,205	13,234
Goodwill	152,368	172,430
U.S.GAAP adjustments and Others *2	(57,157)	(7,957)

Consolidated total	¥1,166,938	¥1,355,139

*1Elimination of intersegment assets and corporate, net of taxes include corporate assets, which do not belong to any operating segment, of ¥76,190 millions and ¥63,856 millions as of March 31, 2014 and 2015, respectively. The depreciation related with the corporate assets is allocated to each operating segment in accordance with the rational allocation method.

*2Others is mainly due to the reclassification of deferred tax assets and liabilities on consolidation.

	Yen in millions
	For the year ended March 31
	2014	2015
Capital expenditure for segment assets:
Nidec Corporation	¥232	¥140
Nidec Electronics (Thailand)	1,232	5,232
Nidec (Zhejiang)	712	240
Nidec Singapore	9	12
Nidec (H.K.)	6	17
Nidec Philippines	3,368	3,686
Nidec Sankyo	3,712	5,790
Nidec Copal	2,427	4,637
Nidec Copal Electronics	826	1,281
Nidec Techno Motor	3,549	3,864
Nidec Motor	3,817	4,475
Nidec Motors & Actuators	12,769	13,797
All Others	5,986	11,271

Total	38,645	54,442
Corporate	1,652	3,600

Consolidated total	¥40,297	¥58,042

NIDEC did not have significant non-cash items other than depreciation in reported profit. Intersegment sales were made at prices that approximate current market value.